Share Capital (Details) - Schedule of Outstanding RSUs - Restricted Stock Units [Member[ - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Outstanding RSUs [Line Items]
Balance at beginning		9,939
Granted	376,570	29,976
Exercised	(376,570)	(18,077)
Forfeited/Cancelled		(21,838)
Balance at ending